RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
SCHEDULE OF DUE TO RELATED PARTIES

(a) Due to related parties

	Related party relationship	September 30, 2022	September 30, 2021

Wenhu Guo	Senior Management of the Company	$3,290	$3,376
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	6,583	-
Jing Liu	Wife of the controlling shareholder	-	35,615
Sheying Wang	Senior Management of the Company	3,093	3,407
Yuantao Wang	49% shareholder of Tianjin YHX	59,870	202,706
Total due to related parties		$72,836	$245,104